Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade accounts receivable		$ 2,269	$ 2,656	$ 2,227
Allowance for doubtful accounts		(50)	(50)	(21)
Total accounts receivable net of allowance for doubtful accounts		2,219	$ 2,606	$ 2,206
SEALS Corp
Trade accounts receivable	$ 3,520	2,269
Allowance for doubtful accounts	(50)	(50)
Accounts receivable from underwriters, promoters, and employees	1
Total accounts receivable net of allowance for doubtful accounts	$ 3,471	$ 2,219